Pension And Postretirement Benefits (Schedule of Pension Plan Weighted-Average Asset Allocation By Cateogry) (Details) - Pension Plan, Defined Benefit [Member]	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations	51.00%
Defined Benefit Plan, Actual Plan Asset Allocations	50.00%	51.00%
Debt Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Defined Benefit Plan, Actual Plan Asset Allocations	34.00%	33.00%
Real Estate [Member]
Defined Benefit Plan, Target Plan Asset Allocations	14.00%
Defined Benefit Plan, Actual Plan Asset Allocations	16.00%	16.00%